BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Platform Common
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares outstanding	100,000,000	100,000,000	100,000,000
Fantex Series Vernon Davis Convertible Tracking Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	421,100
Common stock, shares issued	421,100
Common stock, shares outstanding	421,100
Fantex Series EJ Manuel Convertible Tracking Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	523,700
Common stock, shares issued	523,700
Common stock, shares outstanding	523,700